Loans and Other Financing - Summary of Changes in Gross Carrying Amount and Corresponding Expected Credit Losses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Balance at the beginning of the year	$ 87,108,670
Balance at the end of the year	77,208,464	$ 87,108,670
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Balance at the beginning of the year	91,734,281	73,441,683
Net changes of financial assets	(13,915,777)	14,331,142
Write-Offs	(2,611,824)	(1,837,941)
Exchange Differences and Others	6,938,059	5,799,397
Balance at the end of the year	82,144,739	91,734,281
Stage 1 [member]
Disclosure of detailed information about borrowings [line items]
Balance at the beginning of the year	82,234,983
Balance at the end of the year	69,272,503	82,234,983
Stage 1 [member] | Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Balance at the beginning of the year	83,926,327	64,805,764
Transfers 1 to 2	(2,203,903)	(1,154,403)
1 to 3	(1,228,517)	(806,548)
2 to 1	709,082	988,267
3 to 1	30,404	67,366
Net changes of financial assets	(17,194,694)	14,445,700
Exchange Differences and Others	6,671,907	5,580,181
Balance at the end of the year	70,710,606	83,926,327
Stage 2 [member]
Disclosure of detailed information about borrowings [line items]
Balance at the beginning of the year	3,172,058
Balance at the end of the year	6,103,209	3,172,058
Stage 2 [member] | Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Balance at the beginning of the year	4,174,815	5,658,692
Transfers 1 to 2	2,203,903	1,154,403
2 to 3	(467,009)	(381,037)
2 to 1	(709,082)	(988,267)
3 to 2	112,990	109,932
Net changes of financial assets	1,700,507	(1,575,906)
Exchange Differences and Others	233,105	196,998
Balance at the end of the year	7,249,229	4,174,815
Stage 3 [member]
Disclosure of detailed information about borrowings [line items]
Balance at the beginning of the year	1,701,629
Balance at the end of the year	1,832,752	1,701,629
Stage 3 [member] | Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Balance at the beginning of the year	3,633,139	2,977,227
1 to 3	1,228,517	806,548
2 to 3	467,009	381,037
3 to 2	(112,990)	(109,932)
3 to 1	(30,404)	(67,366)
Net changes of financial assets	1,578,410	1,461,348
Write-Offs	(2,611,824)	(1,837,941)
Exchange Differences and Others	33,047	22,218
Balance at the end of the year	4,184,904	3,633,139
Expected credit losses [member]
Disclosure of detailed information about borrowings [line items]
Balance at the beginning of the year	4,625,611	299,474
Transfers 1 to 2	351,801	789,252
1 to 3	971,924	168,067
2 to 3	129,352	76,678
2 to 1	(71,060)	(76,678)
3 to 2	(58,222)	(50,197)
3 to 1	(33,984)	(58,890)
Net changes of financial assets	1,619,149	1,938,823
Write-Offs	(2,611,824)	(1,837,941)
Exchange Differences and Others	13,528	8,894
Balance at the end of the year	4,936,275	4,625,611
Expected credit losses [member] | Stage 1 [member]
Disclosure of detailed information about borrowings [line items]
Balance at the beginning of the year	1,691,344	4,086,336
Transfers 1 to 2	(72,358)	(43,391)
1 to 3	(73,906)	(36,608)
2 to 1	23,057	22,113
3 to 1	2,874	3,969
Net changes of financial assets	(139,216)	652,140
Exchange Differences and Others	6,308	7,311
Balance at the end of the year	1,438,103	1,691,344
Expected credit losses [member] | Stage 2 [member]
Disclosure of detailed information about borrowings [line items]
Balance at the beginning of the year	1,002,757	785,340
Transfers 1 to 2	424,159	343,391
2 to 3	(152,605)	(94,572)
2 to 1	(94,117)	(8,791)
3 to 2	17,780	(17,963)
Net changes of financial assets	(53,642)	8,704
Exchange Differences and Others	1,688	722
Balance at the end of the year	1,146,020	1,002,757
Expected credit losses [member] | Stage 3 [member]
Disclosure of detailed information about borrowings [line items]
Balance at the beginning of the year	1,931,510	1,573,131
1 to 3	1,045,830	825,860
2 to 3	281,957	262,639
3 to 2	(76,002)	(68,160)
3 to 1	(36,858)	(62,859)
Net changes of financial assets	1,812,007	1,237,979
Write-Offs	(2,611,824)	(1,837,941)
Exchange Differences and Others	5,532	861
Balance at the end of the year	$ 2,352,152	$ 1,931,510